     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1996


                                                       REGISTRATION NOS. 2-82976
                                                                        811-3712
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 21                       /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                               AMENDMENT NO. 24                              /X/

                        (Check appropriate box or boxes)

                            ------------------------

                    PRUDENTIAL GOVERNMENT INCOME FUND, INC.

    (Formerly Prudential-Bache Government Plus Fund, Inc. doing business as
                        Prudential Government Plus Fund)
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):


             /X/ immediately upon filing pursuant to paragraph (b)

             / / on (date) pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)(1)

             / / on (date) pursuant to paragraph (a)(1)

             / / 75 days after filing pursuant to paragraph (a)(2)

             / / on (date) pursuant to paragraph (a)(2) of Rule
                 485.
                 If appropriate, check the following box:

             / / This post-effective amendment designates a new
                 effective date for a previously filed
                 post-effective amendment.


    PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF SHARES OF COMMON STOCK, PAR VALUE $.01 PER SHARE. THE REGISTRANT FILED A NOTICE UNDER SUCH RULE FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 1995 ON OR ABOUT APRIL 28, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                 LOCATION
----------------------------------------------------------------------------  ------------------------------------
PART A
Item  1.   Cover Page.......................................................  Cover Page
Item  2.   Synopsis.........................................................  Fund Expenses; Fund Highlights
Item  3.   Condensed Financial Information..................................  Fund Expenses; Financial Highlights
Item  4.   General Description of Registrant................................  Cover Page; Fund Highlights; How the
                                                                              Fund Invests; How the Fund is
                                                                              Managed; General Information
Item  5.   Management of the Fund...........................................  Financial Highlights; How the Fund
                                                                              is Managed; General Information
Item  6.   Capital Stock and Other Securities...............................  Taxes, Dividends and Distributions;
                                                                              General Information
Item  7.   Purchase of Securities Being Offered.............................  Shareholder Guide; How the Fund
                                                                              Values its Shares
Item  8.   Redemption or Repurchase.........................................  Shareholder Guide; How the Fund
                                                                              Values its Shares; General
                                                                              Information
Item  9.   Pending Legal Proceedings........................................  Not Applicable
PART B
Item 10.   Cover Page.......................................................  Cover Page
Item 11.   Table of Contents................................................  Table of Contents
Item 12.   General Information and History..................................  General Information
Item 13.   Investment Objectives and Policies...............................  Investment Objective and Policies;
                                                                              Investment Restrictions
Item 14.   Management of the Fund...........................................  Directors and Officers; Manager;
                                                                              Distributor
Item 15.   Control Persons and Principal Holders of Securities..............  Not Applicable
Item 16.   Investment Advisory and Other Services...........................  Manager; Distributor; Custodian,
                                                                              Transfer and Dividend Disbursing
                                                                              Agent and Independent Accountants
Item 17.   Brokerage Allocation and Other Practices.........................  Portfolio Transactions and Brokerage
Item 18.   Capital Stock and Other Securities...............................  Not Applicable
Item 19.   Purchase, Redemption and Pricing of Securities Being Offered.....  Purchase and Redemption of Fund
                                                                              Shares; Shareholder Investment
                                                                              Account
Item 20.   Tax Status.......................................................  Taxes, Dividends and Distributions
Item 21.   Underwriters.....................................................  Distributor
Item 22.   Calculation of Performance Data..................................  Performance Information
Item 23.   Financial Statements.............................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

PRUDENTIAL GOVERNMENT INCOME FUND, INC.



                                (Class Z Shares)

----------------------------------------------------


PROSPECTUS DATED MARCH 1, 1996

----------------------------------------------------------------


Prudential Government Income Fund, Inc. (formerly, Prudential-Bache Government Plus Fund, Inc.) (the Fund), is an open-end, diversified management investment company, or mutual fund, which has as its investment objective the seeking of a high current return. The Fund will seek to achieve this objective primarily by investing in U.S. Government securities, including U.S. Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, and by engaging in various derivative transactions such as the purchase and sale of put and call options. In an effort to hedge against changes in interest rates and thus preserve its capital, the Fund may also engage in transactions involving futures contracts on U.S. Government securities and options on such futures. See "How the Fund Invests--Investment Objective and Policies." There can be no assurance that the Fund's investment objective will be achieved. The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

--------------------------------------------------------------------------------


Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated May 1, 1995 (the Retail Class Prospectus) which is a part hereof.


--------------------------------------------------------------------------------


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1995, which information is incorporated herein by reference (is legally considered to be a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.


--------------------------------------------------------------------------------


INVESTORS  ARE  ADVISED  TO  READ  THIS  PROSPECTUS  AND  RETAIN  IT  FOR FUTURE
REFERENCE.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                 FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                     CLASS Z SHARES
                                                 ----------------------
    Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)......             None
    Maximum Sales Load or Deferred Sales Load
     Imposed on Reinvested Dividends.........             None
    Deferred Sales Load (as a percentage of
     original purchase price or redemption
     proceeds,
     whichever is lower).....................             None
    Redemption Fees..........................             None
    Exchange Fee.............................             None


ANNUAL FUND OPERATING EXPENSES*                      CLASS Z SHARES
                                                 ----------------------
(as a percentage of average net assets)
    Management Fees..........................               .50%
    12b-1 Fees...............................             None
    Other Expenses...........................               .30
                                                          -----
    Total Fund Operating Expenses............               .80%
                                                          -----
                                                          -----



EXAMPLE                          1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                ---------  ---------  ---------  ---------
You would pay the following
 expenses on a $1,000
 investment, assuming:
  (1) 5% annual return and (2)
   redemption at the end of
   each time period:
      Class Z.................     $8         $26        $44        $99
The  above example is based on expenses  expected to have been incurred if
    Class Z shares had been in existence throughout the fiscal year  ended
    February   28,  1995.   THE  EXAMPLE   SHOULD  NOT   BE  CONSIDERED  A
    REPRESENTATION OF  PAST OR  FUTURE EXPENSES.  ACTUAL EXPENSES  MAY  BE
    GREATER OR LESS THAN THOSE SHOWN.
The  purpose of  this table  is to  assist investors  in understanding the various costs and expenses that an  investor in Class Z shares of  the
    Fund  will  bear, whether  directly or  indirectly. For  more complete descriptions of the various costs and  expenses, see "How the Fund  is
    Managed."  "Other Expenses"  includes operating expenses  of the Fund, such as Directors' and  professional fees, registration fees,  reports to shareholders and transfer agency and custodian fees.
-------------
        *  Estimated  based on expenses  expected to have  been incurred if  Class Z shares had been in existence throughout the fiscal year ended February 28, 1995.

THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE PROSPECTUS:



    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.



THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:



    As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.



    The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.



THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:



    Class Z shares of the Fund are offered exclusively for sale to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases through the Plan will be for Class Z shares. Effective as of March 1, 1996, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged at relative net asset value for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing of investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.



    The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.



THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARE" IN THE RETAIL CLASS PROSPECTUS:



    Class Z shareholders of the Fund may exchange their Class Z shares for Class Z shares of certain other Prudential Mutual Funds on the basis of relative net asset value. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above. Participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.



    THE  INFORMATION  ABOVE  ALSO   SUPPLEMENTS  THE  INFORMATION  UNDER   "FUND
HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                    PRUDENTIAL GOVERNMENT INCOME FUND, INC.
                       Supplement dated March 1, 1996 to
                          Prospectus dated May 1, 1995


THE FOLLOWING INFORMATION SUPPLEMENTS "FINANCIAL HIGHLIGHTS" IN THE PROSPECTUS:

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                     (CLASS A, CLASS B AND CLASS C SHARES)

  The following financial highlights for Class A, Class B and Class C shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A, Class B and Class C share of common stock, respectively, outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements. No Class Z shares were outstanding during the indicated period.


                                                                           SIX MONTHS ENDED AUGUST 31, 1995
                                                                          ----------------------------------
                                                                          CLASS A      CLASS B      CLASS C
                                                                          --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................    $   8.59     $   8.60     $   8.60
                                                                          --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................................        0.30         0.27         0.27
Net realized and unrealized gain (loss) on investments................        0.39         0.39         0.39
                                                                          --------     --------     --------
    Total from investment operations..................................        0.69         0.66         0.66
                                                                          --------     --------     --------
LESS DISTRIBUTIONS
Dividends from net investment income..................................       (0.30)       (0.27)       (0.27)
                                                                          --------     --------     --------
Net asset value, end of period........................................    $   8.98     $   8.99     $   8.99
                                                                          --------     --------     --------
                                                                          --------     --------     --------
TOTAL RETURN (b)......................................................        8.12%        7.75%        7.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................................    $915,779     $621,267         $606
Average net assets (000)..............................................    $892,079     $671,724         $414
Ratios to average net assets: (a)
  Expenses, including distribution fees...............................        0.96%        1.63%        1.56%
  Expenses, excluding distribution fees...............................        0.81%        0.81%        0.81%
  Net investment income...............................................        6.78%        6.11%        6.16%
Portfolio turnover rate...............................................          70%          70%          70%

  -------------
(a) Annualized.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK" IN THE PROSPECTUS:


  The Fund is authorized to offer 2 billion shares of common stock, $.01 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares, each consisting of 500 million authorized shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any distribution and/or service fee), (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.



MF128A-2

                    PRUDENTIAL GOVERNMENT INCOME FUND, INC.
                       Supplement dated March 1, 1996 to
             Statement of Additional Information dated May 1, 1995


THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:


  As of February 9, 1996, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.



  As of February 9, 1996: Prudential Securities C/F, Donald St. Hilaire IRA DTD 12/19/94, 125 Main Street, Hoosick Falls, New York owned 10,723 Class C shares (approximately 5.6% of the outstanding Class C shares); Anthony Tarantino & Frances Tarantino JT TEN, 656 Guy Lombardo Avenue, Freeport, New York owned 14,297 Class C shares (approximately 7.5% of the outstanding Class C shares); and H-M Co Post 237 American Legion, 2900 Drake Avenue SW, Huntsville, Alabama owned 12,019 Class C shares (approximately 6.3% of the outstanding Class C shares).



  As of February 9, 1996, Prudential Securities was the record holder for other beneficial owners of 64,328,897 Class A shares (or 61.4% of the outstanding Class A shares), 40,272,928 Class B shares (or 56.5% of the outstanding Class B shares) and 133,928 Class C shares (or 70.5% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

  Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales or redemption charge or to any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. See "Distributor" and "Shareholder Investment Account--Exchange Privilege."

SPECIMEN PRICE MAKE-UP

  Under the current distribution arrangement between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 4% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Fund's net asset value at August 31, 1995, the maximum offering price of the Fund's shares is as follows:

CLASS A
    Net asset value and redemption price per Class A share.......  $    8.98
    Maximum sales charge (4% of offering price)..................        .37
                                                                   ---------
    Offering price to public.....................................       9.35
                                                                   ---------
                                                                   ---------
CLASS B
    Net asset value, offering price and redemption price per
     Class B share*..............................................  $    8.99
                                                                   ---------
                                                                   ---------
CLASS C
    Net asset value, offering price and redemption price per
     Class C share*..............................................  $    8.99
                                                                   ---------
                                                                   ---------
CLASS Z
    Net asset value, offering price and redemption price per
     Class Z share**.............................................  $    8.98
                                                                   ---------
                                                                   ---------

------------

         *Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.


        **Class Z shares were not offered prior to March 1, 1996.


THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

       Prudential Allocation Fund
         (Balanced Portfolio)
       Prudential Equity Income Fund
       Prudential Equity Fund, Inc.
       Prudential Global Fund, Inc.
       Prudential Government Securities Trust
         (Money Market Series)
       Prudential Growth Opportunity Fund, Inc.
       Prudential High Yield Fund, Inc.
       Prudential Jennison Fund, Inc. (expected to be available later in 1996) Prudential MoneyMart Assets, Inc.
       Prudential Multi-Sector Fund, Inc.
       Prudential Pacific Growth Fund, Inc.
       Prudential Utility Fund, Inc.

THE FOLLOWING INFORMATION SUPPLEMENTS "PERFORMANCE INFORMATION" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

  The average annual total return for Class A shares for the one year, five year and since inception (January 22, 1990) periods ended August 31, 1995 was 4.1%, 7.8% and 7.2%, respectively. The average annual total return for the Class B shares of the Fund for the one, five and ten year periods ended on August 31, 1995 was 1.9%, 7.8% and 7.0%, respectively. The average annual total return for Class C shares for the one year and since inception (August 1, 1994) periods ended August 31, 1995 was 5.7% and 6.3%, respectively. During these periods, no Class Z shares were outstanding.

  AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

  The aggregate total return for Class A shares for the one year, five year and since inception (January 22, 1990) periods ended August 31, 1995 was 7.4%, 49.8% and 51.9%, respectively. The aggregate total return with respect to the Class B shares of the Fund for the one, five and ten-year periods ended on August 31, 1995 was 6.9%, 46.8%, and 76.7%, respectively. The aggregate total return for Class C shares for the one year and since inception (August 1, 1994) periods ended August 31, 1995 was 6.7% and 6.3%, respectively. During these periods, no Class Z shares were outstanding.

  YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares. The Fund's 30-day yields for the 30-day period ended August 31, 1995 for the Fund's Class A, Class B and Class C shares was 5.8%, 5.4% and 5.5%, respectively. During this period, no Class Z shares were outstanding.

  The following financial statements are unaudited and are based upon the results of operations for the interim period ended August 31, 1995. Included therein are all adjustments, if any, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

Portfolio of Investments as of August 31, 1995 (Unaudited) PRUDENTIAL
                                                          GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.1%
------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Throughs--40.3%
             Federal Home Loan Mortgage Corp.,
  $44,814    7.50%, 2/01/22 - 4/01/25            $    44,994,996
   79,875    8.00%, 1/01/22 - 9/01/24                 81,497,690
    7,339    8.50%, 6/01/07 - 4/01/20                  7,594,929
    3,531    11.50%, 10/01/19                          3,891,223
             Federal National Mortgage Assoc.,
   25,055    6.50%, 10/01/23 - 6/01/24                24,068,386
   54,638    7.00%, 2/01/24 - 5/01/24                 53,699,062
   42,516    7.50%, 4/01/07 - 5/01/10                 43,206,652
   52,851    8.50%, 6/01/17 - 3/01/25                 54,543,141
   12,113    9.00%, 4/01/25                           12,623,727
             Government National Mortgage
               Assoc.,
   57,826    6.50%, 5/15/23 - 10/15/24                55,422,202
   92,712    7.00%, 2/15/09 - 11/15/24                91,118,648
   29,170    7.50%, 5/15/02 - 6/15/25                 29,348,448
   46,309    8.00%, 7/15/16 - 3/15/24                 47,771,856
   30,377    9.00%, 4/15/01 - 12/15/09                31,829,774
   29,309    9.50%, 10/15/09 - 12/15/17               31,362,608
             Government National Mortgage
               Assoc. II,
    6,061    9.50%, 5/20/18 - 8/20/21                  6,358,100
                                                 ---------------
             Total U.S. Government Agency
               Mortgage Pass-Throughs
               (cost $599,256,734)                   619,331,442
----------------------------------------------------------------
U.S. Government Obligations--38.8%
             United States Treasury Bonds,
  100,000    8.75%, 8/15/20                          123,266,000
   40,000    10.75%, 2/15/03                          50,543,600
   68,000    12.00%, 8/15/13                          99,556,080
  143,000(b) 12.50%, 8/15/14                         218,566,920
   28,000(b) 14.00%, 11/15/11                         44,467,360
             United States Treasury Note,
   50,000    7.50%, 2/15/05                           54,047,000
             United States Treasury Strip,
   35,000    Zero Coupon, 5/15/20                      6,380,500
                                                 ---------------
             Total U.S. Government Obligations
               (cost $576,531,401)                   596,827,460
U.S. Government Agency Securities--15.1%
             Federal Home Loan Mortgage Corp.,
  $34,000    6.71%, 6/11/02                      $    34,015,980
   24,810    6.99%, 5/24/02                           25,077,454
   25,000    8.20%, 1/16/98                           25,625,000
             Federal National Mortgage Assoc.,
   45,000    6.55%, 9/12/05                           45,063,450
   40,000    6.85%, 5/26/00                           40,456,400
    3,011    Trust 1991 G-37 Class C, (I/O(a))            97,858
             Israel AID,
   37,600    Zero Coupon, 5/15/15                      9,298,480
   37,600    Zero Coupon, 5/15/16                      8,632,960
             Resolution Funding Corp.,
   50,000    Zero Coupon, 7/15/20                      8,713,500
             Tennessee Valley Authority,
   35,000    6.235%, 7/15/45                          34,871,550
                                                 ---------------
             Total U.S. Government Agency
               Securities (cost $228,749,924)        231,852,632
----------------------------------------------------------------
Asset-Backed Securities--2.6%
             John Deere Owner Trust,
   40,000    Series 1995-2A, 5.97%, 5/15/02
               (cost $39,993,360)                     39,987,500
----------------------------------------------------------------
Adjustable Rate Mortgage Pass-Throughs--0.3%
             Ryland Mortgage Securities
               Corporation,
             Mortgage Participation Securities,
               Series 1993-3, Class A-3,
             7.57%, 9/25/24
    5,430      (cost $5,538,598)                       5,368,923
    ------------------------------------------------------------
             Total long-term investments
               (cost $1,450,070,017)               1,493,367,957
                                                 ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                           4

PRUDENTIAL GOVERNMENT INCOME FUND
Portfolio of Investments as of August 31, 1995 (Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
----------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.8%
----------------------------------------------------------------
Commercial Paper--2.8%
             Associates Corp. of North America,
   $9,758    5.86%, 9/01/95                      $     9,758,000
             Dai-Ichi Kangyo Bank, Ltd.,
   32,480    5.875%, 9/01/95                          32,480,000
                                                 ---------------
             Total Commercial Paper
               (cost $42,238,000)                     42,238,000
    ------------------------------------------------------------
Total Investments, Before Outstanding Option Written--99.9%
             (cost $1,492,308,017; Note 4)         1,535,605,957
Contracts(c)
---------
OUTSTANDING PUT OPTION WRITTEN
             United States Treasury Note,
             expiring October '95 @ $105.23
       50      (premium received $234,375)              (85,937)
----------------------------------------------------------------
Total Investments, Net of Outstanding Option
   Written--99.9%                                  1,535,520,020
             Other assets in excess of
               liabilities--0.1%                       2,132,373
                                                 ---------------
             Net Assets--100%                    $ 1,537,652,393
                                                 ---------------
                                                 ---------------

---------------
AID--Agency for International Development.
I/O--Interest Only.
(a) REMIC--Real Estate Mortgage Investment Conduit.
(b) Principal amount segregated as collateral for options written. Approximate aggregate value of segregated securities--$263,000,000.
(c) One contract equals $10,000 of par value.
--------------------------------------------------------------------------------
5                                             See Notes to Financial Statements.

Statement of Assets and Liabilities (Unaudited)     PRUDENTIAL GOVERNMENT INCOME
                                                                            FUND
--------------------------------------------------------------------------------

Assets                                                                                                         August 31, 1995
Investments, at value (cost $1,492,308,017)...............................................................      $1,535,605,957
Cash......................................................................................................              32,984
Receivable for investments sold...........................................................................          45,278,200
Interest receivable.......................................................................................           9,452,907
Receivable for Fund shares sold...........................................................................             561,663
Deferred expenses and other assets........................................................................             323,026
                                                                                                                ---------------
   Total assets...........................................................................................       1,591,254,737
                                                                                                                ---------------
Liabilities
Payable for investments purchased.........................................................................          44,921,250
Payable for Fund shares reacquired........................................................................           3,688,397
Accrued expenses..........................................................................................           2,650,700
Dividends payable.........................................................................................           1,059,064
Management fee payable....................................................................................             646,455
Distribution fee payable..................................................................................             550,541
Outstanding call option written, at value (premiums received $234,375)....................................              85,937
                                                                                                                ---------------
   Total liabilities......................................................................................          53,602,344
                                                                                                                ---------------
Net Assets................................................................................................      $1,537,652,393
                                                                                                                ---------------
                                                                                                                ---------------
Net assets were comprised of:
   Common stock, at par...................................................................................      $    1,711,677
   Paid-in capital in excess of par.......................................................................       1,640,503,786
                                                                                                                ---------------
                                                                                                                 1,642,215,463
   Accumulated net realized losses on investments.........................................................        (148,009,448 )
   Net unrealized appreciation on investments.............................................................          43,446,378
                                                                                                                ---------------
Net assets at August 31, 1995.............................................................................      $1,537,652,393
                                                                                                                ---------------
                                                                                                                ---------------
Class A:
   Net asset value and redemption price per share
      ($915,779,454 / 101,971,531 shares of common stock issued and outstanding)..........................                $8.98
   Maximum sales charge (4.0% of offering price)..........................................................                 .37
                                                                                                                ---------------
   Maximum offering price to public.......................................................................               $9.35
                                                                                                                ---------------
                                                                                                                ---------------
Class B:
   Net asset value, offering price and redemption price per share
      ($621,267,120 / 69,128,757 shares of common stock issued and outstanding)...........................               $8.99
                                                                                                                ---------------
                                                                                                                ---------------
Class C:
   Net asset value, offering price and redemption price per share
      ($605,819 / 67,409 shares of common stock issued and outstanding)...................................               $8.99
                                                                                                                ---------------
                                                                                                                ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                            6

PRUDENTIAL GOVERNMENT INCOME FUND
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                          August 31, 1995
                                               ---------------
Income
   Interest.................................    $   60,956,414
   Income from securities loaned-net........           118,813
                                               ---------------
                                                    61,075,227
                                               ---------------
Expenses
   Distribution fee--Class A................           672,715
   Distribution fee--Class B................         2,786,004
   Distribution fee--Class C................             1,562
   Management fee...........................         3,931,912
   Transfer agent's fees and expenses.......         1,241,000
   Custodian's fees and expenses............           600,000
   Franchise taxes..........................           314,000
   Reports to shareholders..................           127,000
   Registration fees........................            47,000
   Audit fee................................            32,000
   Legal fees...............................            29,000
   Insurance expense........................            26,000
   Directors' fees..........................            24,000
   Miscellaneous............................             5,255
                                               ---------------
      Total expenses........................         9,837,448
                                               ---------------
Net investment income.......................        51,237,779
                                               ---------------
Realized and Unrealized
Gain on Investments
Net realized gain:
   Investment transactions..................        25,140,083
   Written option transactions..............           182,032
                                               ---------------
                                                    25,322,115
                                               ---------------
Net change in unrealized appreciation on:
   Investments..............................        44,094,257
   Written options..........................           148,438
                                               ---------------
                                                    44,242,695
                                               ---------------
Net gain on investments.....................        69,564,810
                                               ---------------
Net Increase in Net Assets
Resulting from Operations...................    $  120,802,589
                                               ---------------
                                               ---------------

PRUDENTIAL GOVERNMENT INCOME FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                   Six Months        Year Ended
Increase (Decrease)                  Ended          February 28,
in Net Assets                   August 31, 1995        1995
                               ----------------    --------------
Operations
   Net investment income.......  $   51,237,779    $  114,223,550
   Net realized gain (loss) on
      investment
      transactions.............      25,322,115       (93,893,429)
   Net change in unrealized
      appreciation on
      investments..............      44,242,695       (39,470,823)
                                 --------------    --------------
   Net increase (decrease) in
      net assets resulting from
      operations...............     120,802,589       (19,140,702)
                                 --------------    --------------
   Dividends to shareholders
      from net investment
      income
      (Note 1)
      Class A..................     (30,507,134)       (7,117,500)
      Class B..................     (20,717,784)     (107,101,716)
      Class C..................         (12,861)           (4,334)
                                 --------------    --------------
                                    (51,237,779)     (114,223,550)
                                 --------------    --------------
Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      subscribed...............      37,545,612        79,769,541
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........      29,425,496        64,092,911
   Cost of shares reacquired...    (175,964,452)     (687,645,132)
                                 --------------    --------------
   Decrease in net assets from
      Fund share
      transactions.............    (108,993,344)     (543,782,680)
                                 --------------    --------------
Total decrease.................     (39,428,534)     (677,146,932)
Net Assets
Beginning of period............   1,577,080,927     2,254,227,859
                                 --------------    --------------
End of period..................  $1,537,652,393    $1,577,080,927
                                 --------------    --------------
                                 --------------    --------------

--------------------------------------------------------------------------------
 7                                            See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)      PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
Prudential Government Income Fund (the ``Fund'') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985.
The Fund's investment objective is to seek a high current return. The Fund will seek to achieve this objective primarily by investing in U.S. Government securities, including U.S. Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, and by engaging in various derivative transactions such as the purchase and sale of put and call options.
-----------------------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation: The Fund values portfolio securities on the basis of current market quotations provided by dealers or by a pricing service approved by the Board of Directors, which uses information such as quotations from dealers, market transactions in comparable securities, various relationships between securities and calculations on yield to maturity in determining values. Options and financial futures contracts listed on exchanges are valued at their closing price on the applicable exchange. When market quotations are not readily available, a security is valued at fair value as determined in good faith by or under the direction of the Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with repurchase agreement transactions, the Fund's custodian, or designated subcustodians as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.
The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.
Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain or loss and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, in respect of dollar rolls. There were no dollar rolls outstanding as of August 31, 1995.
Securities Lending: The Fund may lend its U.S. Government securities to broker-dealers or government securities dealers. The loans are secured by collateral at least equal at all times to the market value of the securities
--------------------------------------------------------------------------------
                                                                              8

Notes to Financial Statements (Unaudited)      PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. There were no loans outstanding as of August 31, 1995.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Dividends and Distributions: The Fund declares daily and pays monthly dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
------------------------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $3 billion and
 .35 of 1% of the average daily net assets of the Fund in excess of $3 billion. The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. (``PMFD''), who acts as the distributor of the Class A shares of the Fund and Prudential Securities Incorporated (``PSI''), who acts as distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
Pursuant to the Class A Plan, the Fund compensates PMFD for its expenses with respect to Class A shares, at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the Class A Plan were .15 of 1% of the average daily net assets of the Class A shares for the
year ended               .
Pursuant to the Class B Plan, the Fund compensates PSI for its distribution-related expenses with respect to Class B shares at an annual rate of up to 1% of the average daily net assets up to $3 billion, .80 of 1% of the next $1 billion of such net assets and .50 of 1% over $4 billion of the average daily net assets of the Class B shares. Such expenses under the Class B Plan were charged at .825 of 1% of the average daily net assets of Class B shares. Pursuant to the Class C Plan, the Fund compensates PSI for its distribution-related expenses with respect to Class C shares at an annual rate of up to 1% of the average daily net assets of the Class C shares. Such expenses under Class C Plan were charged at .75 of 1% of average daily net assets.
PMFD has advised the Fund that it has received approximately $76,000 in front-end sales charges resulting from sales of Class A shares during the period ended August 31, 1995. From these fees, PMFD paid such sales charges to dealers which in turn paid commissions to salespersons.
PSI has advised the Fund that for the period ended August 31, 1995 it received approximately $766,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
--------------------------------------------------------------------------------
 9

Notes to Financial Statements (Unaudited)      PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the period ended August 31, 1995, the Fund incurred fees of approximately $972,000 for the services of PMFS. As of August 31, 1995, approximately $181,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to non-affiliates.
--------------------------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 1995 were $1,063,645,384 and $1,144,015,526, respectively.
The federal income tax cost basis of the Fund's investments, at August 31, 1995 was the same as for book purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $43,446,378
(gross unrealized appreciation-$48,838,509; gross unrealized depreciation-$5,392,131).
The Fund had a capital loss carryforward as of February 28, 1995 of approximately $140,517,000 of which $34,965,000 expires in 1998, $41,965,000 expires in 1999 and $63,587,000 expires in 2003. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Transactions in written options during the period ended August 31, 1995 were as follows:

                                        Number of    Premiums
                                        Contracts    Received
                                        ---------   ----------
Options written.......................        260   $1,257,811
Options terminated in closing purchase
  transactions........................       (150)    (840,624)
Options expired.......................        (60)    (182,812)
                                        ---------   ----------
Options outstanding at August 31,
  1995................................         50   $  234,375
                                        ---------   ----------
                                        ---------   ----------

The average balance of dollar rolls outstanding during the period ended August 31, 1995 was approximately $14,801,000.
------------------------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
There are 2 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, B and Class C common stock, each of which consists of 666,666,666.67 authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   ------------   ---------------
Six months ended August 31, 1995:
Shares sold......................     1,525,197   $    13,525,537
Shares issued in reinvestment of
  dividends......................     1,990,560        17,659,959
Shares reacquired................   (10,929,886)      (96,570,860)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversion.....................    (7,414,129)      (65,385,364)
Shares sold upon conversion from
  Class B........................     7,978,834        70,637,633
                                   ------------   ---------------
Net increase in shares
  outstanding....................       564,705   $     5,252,269
                                   ------------   ---------------
                                   ------------   ---------------
Year ended February 28, 1995:
Shares sold......................     1,650,843   $    14,143,438
Shares issued in reinvestment of
  dividends......................       517,170         4,416,369
Shares reacquired................    (3,871,087)      (33,161,047)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversion.....................    (1,703,074)      (14,601,240)
Shares sold upon conversion from
  Class B........................    97,449,952       825,401,064
                                   ------------   ---------------
Net increase in shares
  outstanding....................    95,746,878   $   810,799,824
                                   ------------   ---------------
                                   ------------   ---------------
Class B
---------------------------------
Six months ended August 31, 1995:
Shares sold......................     2,661,466   $    23,522,953
Shares issued in reinvestment of
  dividends......................     1,325,342        11,754,680
Shares reacquired................    (8,975,135)      (79,273,579)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversion.....................    (4,988,327)      (43,995,946)
Shares reacquired upon conversion
  into Class A...................    (7,973,287)      (70,637,633)
                                   ------------   ---------------
Net decrease in shares
  outstanding....................   (12,961,614)  $  (114,633,579)
                                   ------------   ---------------
                                   ------------   ---------------

--------------------------------------------------------------------------------
                                                                              10

Notes to Financial Statements (Unaudited)      PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

Class B                               Shares          Amount
---------------------------------  ------------   ---------------
Year ended February 28, 1995:
Shares sold......................     7,582,662   $    65,420,737
Shares issued in reinvestment of
  dividends......................     5,979,498        59,672,362
Shares reacquired................   (75,332,177)     (654,474,203)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversion.....................   (61,770,017)     (529,381,104)
Shares reacquired upon conversion
  into Class A...................   (97,449,952)     (825,401,064)
                                   ------------   ---------------
Net decrease in shares
  outstanding....................  (159,219,969)  $(1,354,782,168)
                                   ------------   ---------------
                                   ------------   ---------------
Class C
------------------
Six months ended August 31, 1995:
Shares sold......................        55,688   $       497,122
Shares issued in reinvestment of
  dividends......................         1,217            10,857
Shares reacquired................       (13,217)         (120,013)
                                   ------------   ---------------
Net increase in shares
  outstanding....................        43,688   $       387,966
                                   ------------   ---------------
                                   ------------   ---------------
August 1, 1994* through
  February 28, 1995:
Shares sold......................        24,418   $       205,366
Shares issued in reinvestment of
  dividends......................           498             4,180
Shares reacquired................        (1,195)           (9,882)
                                   ------------   ---------------
Net increase in shares
  outstanding....................        23,721   $       199,664
                                   ------------   ---------------
                                   ------------   ---------------

---------------
* Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
 11

Financial Highlights (Unaudited)               PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                               Class A
                                               -----------------------------------------------------------------------
                                               Six Months
                                                 Ended                      Years Ended February 28/29,
                                               August 31,     --------------------------------------------------------
                                                  1995          1995        1994        1993        1992        1991
                                               ----------     --------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   8.59      $   9.13     $  9.40     $  9.17     $  9.02     $  9.00
                                               ----------     --------     -------     -------     -------     -------
Income from investment operations
Net investment income......................         0.30          0.59        0.61        0.66        0.68        0.69
Net realized and unrealized gain (loss) on
   investment transactions.................         0.39         (0.54)      (0.25)       0.35        0.37        0.26
                                               ----------     --------     -------     -------     -------     -------
   Total from investment operations........         0.69          0.05        0.36        1.01        1.05        0.95
                                               ----------     --------     -------     -------     -------     -------
Less distributions
Dividends from net investment income.......        (0.30)        (0.59)      (0.61)      (0.66)      (0.68)      (0.69)
Distributions in excess of accumulated
   gains...................................           --            --       (0.02)         --          --          --
Distributions from paid-in capital in
   excess of par...........................           --            --          --       (0.12)      (0.22)      (0.24)
                                               ----------     --------     -------     -------     -------     -------
   Total distributions.....................        (0.30)        (0.59)      (0.63)      (0.78)      (0.90)      (0.93)
                                               ----------     --------     -------     -------     -------     -------
Net asset value, end of period.............     $   8.98      $   8.59     $  9.13     $  9.40     $  9.17     $  9.02
                                               ----------     --------     -------     -------     -------     -------
                                               ----------     --------     -------     -------     -------     -------
TOTAL RETURN(c):...........................         8.12%          .83%       3.90%      11.55%      12.18%      11.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $915,779      $871,145     $51,673     $61,297     $33,181     $28,971
Average net assets (000)...................     $892,079      $ 95,560     $55,921     $46,812     $29,534     $23,428
Ratios to average net assets:
   Expenses, including distribution fees...         0.96%(b)      0.98%       0.84%       0.84%       0.86%       0.85%
   Expenses, excluding distribution fees...         0.81%(b)      0.83%       0.69%       0.69%       0.71%       0.70%
   Net investment income...................         6.78%(b)      7.45%       6.48%       7.17%       7.51%       7.76%
Portfolio turnover rate....................           70%          206%         80%         36%        187%        213%

---------------
 (a) Commencement of offering of Class C shares.
 (b) Annualized.
 (c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
     Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                           12

Financial Highlights (Unaudited)               PRUDENTIAL GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                      Class B
                                               -------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                             Years Ended February 28/29,
                                               August 31,     ----------------------------------------------------------------------
                                                  1995           1995           1994           1993           1992           1991
                                               ----------     ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   8.60      $     9.13     $     9.40     $     9.17     $     9.02     $     9.00
                                               ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations
Net investment income......................         0.27            0.53           0.53           0.58           0.60           0.62
Net realized and unrealized gain (loss) on
   investment transactions.................         0.39           (0.53)         (0.25)          0.35           0.37           0.26
                                               ----------     ----------     ----------     ----------     ----------     ----------
   Total from investment operations........         0.66              --           0.28           0.93           0.97           0.88
                                               ----------     ----------     ----------     ----------     ----------     ----------
Less distributions
Dividends from net investment income.......        (0.27)          (0.53)         (0.53)         (0.58)         (0.60)        (0.62)
Distributions in excess of accumulated
   gains...................................           --              --          (0.02)            --             --             --
Distributions from paid-in capital in
   excess of par...........................           --              --             --          (0.12)         (0.22)        (0.24)
                                               ----------     ----------     ----------     ----------     ----------     ----------
   Total distributions.....................        (0.27)          (0.53)         (0.55)         (0.70)         (0.82)        (0.86)
                                               ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.............     $   8.99      $     8.60     $     9.13     $     9.40     $     9.17     $     9.02
                                               ----------     ----------     ----------     ----------     ----------     ----------
                                               ----------     ----------     ----------     ----------     ----------     ----------
TOTAL RETURN(c):...........................         7.75%            .24%          3.03%         10.61%         11.27%        10.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $621,267      $  705,732     $2,202,555     $2,680,259     $2,724,428     $3,127,587
Average net assets (000)...................     $671,724      $1,735,413     $2,487,990     $2,670,924     $2,903,704     $3,432,948
Ratios to average net assets:
   Expenses, including distribution fees...         1.63%(b)        1.66%          1.68%          1.69%          1.71%         1.67%
   Expenses, excluding distribution fees...         0.81%(b)        0.80%          0.69%          0.69%          0.71%         0.70%
   Net investment income...................         6.11%(b)        6.17%          5.64%          6.32%          6.66%         6.94%
Portfolio turnover rate....................           70%            206%            80%            36%           187%          213%
                                                       Class C
                                             ---------------------------
                                                             August 1,
                                             Six Months       1994(a)
                                               Ended          Through
                                             August 31,     February 28,
                                                1995            1995
                                             ----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......   $   8.60         $ 8.69
                                            ----------          -----
Income from investment operations
Net investment income......................       0.27           0.31
Net realized and unrealized gain (loss) on
   investment transactions.................       0.39          (0.09)
                                            ----------          -----

   Total from investment operations........       0.66           0.22
                                            ----------          -----
Less distributions
Dividends from net investment income.......      (0.27)         (0.31)
Distributions in excess of accumulated
   gains...................................         --             --
Distributions from paid-in capital in
   excess of par...........................         --             --
                                             ----------          -----
   Total distributions.....................      (0.27)         (0.31)
                                            ----------           -----
Net asset value, end of period.............   $   8.99         $ 8.60
                                            ----------          -----
                                            ----------          -----
TOTAL RETURN(c):...........................       7.80%          2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............   $    606         $  204
Average net assets (000)...................   $    414         $  111
Ratios to average net assets:
   Expenses, including distribution fees...       1.56%(b)       1.63%(b)
   Expenses, excluding distribution fees...       0.81%(b)       0.88%(b)
   Net investment income...................       6.16%(b)       6.69%(b)
Portfolio turnover rate....................         70%           206%

---------------
 (a) Commencement of offering of Class C shares.
 (b) Annualized.
 (c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
     Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
                                              See Notes to Financial Statements.
MF128B-1
13

  The Prospectus and Statement of Additional Information dated May 1, 1995, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 2-82976) filed via EDGAR on November 3, 1995.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (a) FINANCIAL STATEMENTS:

      (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement:

           Financial Highlights for each of the years since inception in the period ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

      (2) Financial   statements  included   in  the   Statement  of  Additional
          Information constituting Part B of this Registration Statement:

           Portfolio of Investments at February 28, 1995 (audited) and August 31, 1995 (unaudited).

           Statement of Assets and Liabilities at February 28, 1995 (audited) and August 31, 1995 (unaudited).

           Statement of Operations for the year ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Statement of Changes in Net Assets for the year ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Notes to Financial Statements.

           Financial Highlights with respect to the five-year period ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Independent Auditors' Report.

    (b) EXHIBITS:


      1.   (a)  Articles  of  Incorporation   of  Registrant,  incorporated   by
           reference  to Exhibit No. 1(a) to  Registration Statement on Form N-1
           (File No. 2-82976).
           (b) Articles  of  Amendment filed  January  3, 1985  with  the  State
           Department  of Assessments and Taxation  of Maryland, incorporated by reference to Exhibit No.  1(b) to Post-Effective  Amendment No. 2  to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c)  Amendment to Articles of Incorporation of Registrant filed March
           7, 1986  with the  State Department  of Assessments  and Taxation  of
           Maryland,   incorporated  by   reference  to  Exhibit   No.  1(c)  to
           Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (d) Amendments to Articles of  Incorporation of the Registrant  filed on  January 17,  1990, incorporated by  reference to  Exhibit 1(d) to
           Post-Effective Amendment  No. 10  to Registration  Statement on  Form
           N-1A (File No. 2-82976).
           (e)  Amended Articles of Incorporation,  incorporated by reference to
           Exhibit 1(e)  to  Post-Effective  Amendment No.  18  to  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (f) Form of Restated Articles of Incorporation.*
      2.   Amended  and  Restated  By-laws of  the  Registrant,  incorporated by reference  to  Exhibit  2  to  Post-Effective  Amendment  No.  15  to
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      3.   Not applicable.
      4.   Instruments defining rights of  holders of securities being  offered, incorporated  by reference  to Exhibit 4  to Post-Effective Amendment
           No. 15  to Registration  Statement on  Form N-1A  (File No.  2-82976)
           filed via EDGAR.
      5.   (a) Management Agreement between the Registrant and Prudential Mutual
           Fund  Management, Inc, incorporated by  reference to Exhibit No. 5(b)
           to Post-Effective Amendment No. 6  to Registration Statement on  Form
           N-1A (File No. 2-82976).

           (b)  Subadvisory Agreement between Prudential Mutual Fund Management,
           Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 6 to
           Registration Statement on Form N-1A (File No. 2-82976).

      6.   (a) Distribution Agreement  with respect  to Class  A shares  between
           Registrant   and   Prudential   Mutual   Fund   Distributors,   Inc.,
           incorporated by reference to Exhibit 6(a) to Post-Effective Amendment
           No. 18 to the Registration Statement on Form N-1A (File No.  2-82976)
           filed via EDGAR.

           (b) Distribution Agreement with respect to Class B shares between Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

           (c) Distribution Agreement with respect to Class C shares between Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

           (d) Dealer Agreement between Prudential-Bache Securities Inc. and dealer or dealers to be determined, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 2 to Registration
           Statement on Form N-1A (File No. 2-82976).

           (e) Form of Distribution Agreement for Class Z shares incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 19 to the
           Registration  Statement  on Form  N-1A  (File No.  2-82976  filed via
           EDGAR.

      7.   Not Applicable.

      8.   (a) Revised  Custodian Agreement  between  the Registrant  and  State
           Street  Bank and Trust Company,  incorporated by reference to Exhibit
           No. 8(d) to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 2-82976).

           (b) Special Custody Agreement among the Registrant, State Street Bank and Trust Company, and Goldman, Sachs & Co., incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to
           Registration Statement on Form N-1A (File No. 2-82976).

           (c) Customer Agreement  between the Registrant  and Goldman, Sachs  &
           Co.,  incorporated by reference to Exhibit No. 8(c) to Post-Effective
           Amendment No. 2 to the Registration Statement on Form N-1A (File  No.
           2-82976).

           (d) Form of Amendment to Revised Custodian Agreement incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

      9.   Transfer Agency  Agreement  between  the  Registrant  and  Prudential
           Mutual  Fund Services, Inc., incorporated by reference to Exhibit No.
           9 to Post-Effective Amendment No. 6 to Registration Statement on Form
           N-1A (File No. 2-82976).

      10. (a) Opinion and Consent incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).

           (b)  Opinion  and Consent  of Counsel,  incorporated by  reference to
           Exhibit 10(b) to Post-Effective Amendment No. 18 to the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

      11.  Consent of Independent Accountants.*

      12.  Not Applicable.

      13.  Purchase  Agreement, incorporated by  reference to Exhibit  No. 13 to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).

      14.  Not Applicable.

      15. (a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

           (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

           (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

      16. (a) Schedule of computation of performance (Class A), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).

           (b) Schedule of computation of performance (Class B), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).

           (c) Schedule of computation of performance (Class C), incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

      17.  (a) Financial  Data Schedule  for Class  A shares,  filed as  Exhibit
           17(a)   to  Post-Effective  Amendment  No.  11  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

           (b) Financial  Data Schedule  for Class  B shares,  filed as  Exhibit
           17(b)   to  Post-Effective  Amendment  No.  11  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

           (c) Financial  Data Schedule  for Class  C shares,  filed as  Exhibit
           17(c)   to  Post-Effective  Amendment  No.  11  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

      18.  Rule 18f-3 Plan.*


------------------------
*Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


    As of February 9, 1996 there were 39,917, 24,176, 78 and 0 record holders of Class A, Class B, Class C and Class Z shares of common stock, respectively, $.01 par value per share, of the Registrant.


ITEM 27. INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibit 6 to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the
Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

NAME AND ADDRESS            POSITION WITH PMF                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
Brendan D. Boyle           Executive Vice        Executive Vice President Director of Marketing and Director,
                           President, Director     PMF; Senior Vice President, Prudential Securities
                           of Marketing and        Incorporated (Prudential Securities); Chairman and Director
                           Director                of Prudential Mutual Fund Distributors, Inc. (PMFD)
Stephen P. Fisher          Senior Vice           Senior Vice President, PMF; Senior Vice President, Prudential
                           President               Securities; Vice President, PMFD
Frank W. Giordano          Executive Vice        Executive Vice President, General Counsel, Secretary and
                           President, General      Director, PMF and PMFD; Senior Vice President, Prudential
                           Counsel, Secretary      Securities; Director, Prudential Mutual Fund Services, Inc.
                           and Director            (PMFS)
Robert F. Gunia            Executive Vice        Executive Vice President, Chief Financial and Administrative
                           President, Chief        Officer, Treasurer and Director, PMF; Senior Vice
                           Financial and           President, Prudential Securities; Executive Vice President,
                           Administrative          Treasurer, Comptroller and Director; PMFD, Director PMFS
                           Officer, Treasurer
                           and Director
Theresa A. Hamacher        Director              Director, PMF; Vice President, The Prudential Insurance
Prudential Plaza                                   Company of America (Prudential); Vice President, The
Newark, NJ 07102                                   Prudential Investment Corporation (PIC)
Timothy J. O'Brien         Director              President, Chief Executive Officer, Chief Operating Officer,
Raritan Plaza One                                  and Director, PMFD; Chief Executive Officer and Director,
Edison, NJ 08837                                   PMFS; Director, PMF

NAME AND ADDRESS            POSITION WITH PMF                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
Richard A. Redeker         President, Chief      President, Chief Executive Officer and Director, PMF;
                           Executive Officer       Executive Vice President, Director and Member of the
                           and Director            Operating Committee, Prudential Securities; Director,
                                                   Prudential Securities Group, Inc. (PSG); Executive Vice
                                                   President, PIC; Director, PMFD; Director, PMFS
S. Jane Rose               Senior Vice           Senior Vice President, Senior Counsel and Assistant
                           President, Senior       Secretary, PMF; Senior Vice President and Senior Counsel,
                           Counsel and             Prudential Securities
                           Assistant Secretary

    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07101.


NAME AND ADDRESS            POSITION WITH PIC                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
William M. Bethke          Senior Vice           Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center         President
Newark, NJ 07102

Barry M. Gillman           Director              Director, PIC

Theresa A. Hamacher        Vice President        Director, PMF; Vice President, Prudential; Vice President,
                                                   The Prudential Investment Corporation (PIC)

Harry E. Knapp, Jr.        President, Chairman   President, Chairman of the Board, Director and Chief
                           of the Board,           Executive Officer, PIC; Vice President, Prudential
                           Director and Chief
                           Executive Officer

Richard A. Redeker         Executive Vice        President, Chief Executive Officer and Director, PMF;
One Seaport Plaza          President               Executive Vice President, Director and Member of the
New York, NY 10292                                 Operating Committee, Prudential Securities; Director, PSG;
                                                   Executive Vice President, PIC; Director, PMFD; Director,
                                                   PMFS

John L. Reeve              Senior Vice           Managing Director, Prudential Asset Management Group; Senior
                           President               Vice President, PIC

Eric A. Simonson           Vice President and    Vice President and Director, PIC; Executive Vice President,
                           Director                Prudential

Claude J. Zinngrabe, Jr.   Executive Vice        Executive Vice President, PIC; Vice President, Prudential
                           President


ITEM 29. PRINCIPAL UNDERWRITERS.


        (a) Prudential Securities



        Prudential Securities is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential Government Securities Trust (Intermediate Term Series, Money Market Series and U.S. Treasury Money Market Series), Prudential MoneyMart Assets, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Special Money Market Fund, Inc., Prudential Tax-Free Money Fund, Inc. Prudential Jennison Fund, Inc., The Target Portfolio Trust Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential

Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Utility Fund, Inc., The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trust:



                       Corporate Investment Trust Fund


                       Prudential Equity Trust Shares


                       National Equity Trust


                       Prudential Unit Trusts


                       Government Securities Equity Trust


                       National Municipal Trust



        (b) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below.



                                      POSITIONS AND                                                POSITIONS AND
                                      OFFICES WITH                                                 OFFICES WITH
NAME(1)                               UNDERWRITER                                                  REGISTRANT
------------------------------------  -----------------------------------------------------------  --------------
Robert C. Golden ...................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Alan D. Hogan.......................  Executive Vice President, Chief Administrative Officer and   None
                                        Director
George A. Murray....................  Executive Vice President and Director                        None
Leland B. Paton ....................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Martin Pfinsgraff...................  Executive Vice President, Chief Financial Officer and        None
                                      Director
Vincent T. Pica, II ................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Richard A. Redeker..................  Executive Vice President and Director                        Director and
                                                                                                   President
Hardwick Simmons....................  Chief Executive Officer, President and Director              None
Lee B. Spencer, Jr..................  General Counsel, Executive Vice President, Secretary and     None
                                        Director

------------------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


        (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, the Registrant, One Seaport Plaza, New York, New York, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and
31a-1(f) will be kept at 2 Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed-Manager" and "Management of the Fund-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

    Registrant makes the following undertaking:

    (a) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of February, 1996.


                         PRUDENTIAL GOVERNMENT INCOME FUND, INC.

                         /s/ Richard A. Redeker
                         -------------------------------------------------
                         (RICHARD A. REDEKER, PRESIDENT)

    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             SIGNATURE                             TITLE                   DATE
------------------------------------  ------------------------------------------------

/s/ Edward D. Beach                   Director                       February 29, 1996
------------------------------------
  EDWARD D. BEACH

/s/ Delayne D. Gold                   Director                       February 29, 1996
------------------------------------
  DELAYNE D. GOLD

/s/ Harry A. Jacobs, Jr.              Director                       February 29, 1996
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Thomas T. Mooney                  Director                       February 29, 1996
------------------------------------
  THOMAS T. MOONEY

/s/ Thomas H. O'Brien                 Director                       February 29, 1996
------------------------------------
  THOMAS H. O'BRIEN

/s/ Thomas A. Owens, Jr.              Director                       February 29, 1996
------------------------------------
  THOMAS A. OWENS, JR.

/s/ Richard A. Redeker                President and Director         February 29, 1996
------------------------------------
  RICHARD A. REDEKER

/s/ Stanley E. Shirk                  Director                       February 29, 1996
------------------------------------
  STANLEY E. SHIRK

/s/ Eugene S. Stark                   Treasurer and Principal        February 29, 1996
------------------------------------  Financial and Accounting
  EUGENE S. STARK                     Officer

                                 EXHIBIT INDEX


      1.   (a)   Articles  of  Incorporation   of  Registrant,  incorporated  by
           reference to Exhibit No. 1(a)  to Registration Statement on Form  N-1
           (File No. 2-82976).
           (b)  Articles  of  Amendment filed  January  3, 1985  with  the State
           Department of Assessments and  Taxation of Maryland, incorporated  by reference  to Exhibit No.  1(b) to Post-Effective  Amendment No. 2 to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c) Amendment to Articles of Incorporation of Registrant filed  March
           7,  1986 with  the State  Department of  Assessments and  Taxation of
           Maryland,  incorporated  by   reference  to  Exhibit   No.  1(c)   to
           Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (d)  Amendments to Articles of  Incorporation of the Registrant filed on January 17,  1990, incorporated  by reference to  Exhibit 1(d)  to
           Post-Effective  Amendment No.  10 to  Registration Statement  on Form
           N-1A (File No. 2-82976).
           (e) Amended Articles of  Incorporation, incorporated by reference  to
           Exhibit  1(e) to Post-Effective Amendment  No. 18 to the Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (f) Form of Restated Articles of Incorporation.*
      2.   Amended and  Restated  By-laws  of the  Registrant,  incorporated  by reference  to  Exhibit  2  to  Post-Effective  Amendment  No.  15  to
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      3.   Not applicable.
      4.   Instruments  defining rights of holders  of securities being offered, incorporated by reference  to Exhibit 4  to Post-Effective  Amendment
           No.  15 to  Registration Statement  on Form  N-1A (File  No. 2-82976)
           filed via EDGAR.
      5.   (a) Management Agreement between the Registrant and Prudential Mutual
           Fund Management, Inc, incorporated by  reference to Exhibit No.  5(b)
           to  Post-Effective Amendment No. 6  to Registration Statement on Form
           N-1A (File No. 2-82976).
           (b) Subadvisory Agreement between Prudential Mutual Fund  Management,
           Inc.  and  The  Prudential  Investment  Corporation,  incorporated by reference to Exhibit No.  5(b) to Post-Effective  Amendment No. 6  to
           Registration Statement on Form N-1A (File No. 2-82976).
      6.   (a)  Distribution Agreement  with respect  to Class  A shares between
           Registrant   and   Prudential   Mutual   Fund   Distributors,   Inc.,
           incorporated by reference to Exhibit 6(a) to Post-Effective Amendment
           No.  18 to the Registration Statement on Form N-1A (File No. 2-82976)
           filed via EDGAR.
           (b) Distribution Agreement  with respect  to Class  B shares  between
           Registrant  and Prudential  Securities Incorporated,  incorporated by reference to Exhibit 6(b) to  Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
           (c) Distribution Agreement  with respect  to Class  C shares  between
           Registrant  and Prudential  Securities Incorporated,  incorporated by reference to Exhibit 6(c) to  Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
           (d) Dealer  Agreement between  Prudential-Bache Securities  Inc.  and dealer  or  dealers to  be determined,  incorporated by  reference to
           Exhibit No. 6(b)  to Post-Effective Amendment  No. 2 to  Registration
           Statement on Form N-1A (File No. 2-82976).
           (e) Form of Distribution Agreement for Class Z shares incorporated by reference  to Exhibit 6(e) to Post-Effective  Amendment No. 19 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      7.   Not Applicable.
      8.   (a)  Revised  Custodian Agreement  between  the Registrant  and State
           Street Bank and Trust Company,  incorporated by reference to  Exhibit
           No. 8(d) to Post-Effective Amendment No. 11 to Registration Statement
           on Form N-1A (File No. 2-82976).
           (b) Special Custody Agreement among the Registrant, State Street Bank and  Trust  Company,  and  Goldman,  Sachs  &  Co.,  incorporated  by reference to Exhibit No.  8(b) to Post-Effective  Amendment No. 2  to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c)  Customer Agreement between  the Registrant and  Goldman, Sachs &
           Co., incorporated by reference to Exhibit No. 8(c) to  Post-Effective
           Amendment  No. 2 to the Registration Statement on Form N-1A (File No.
           2-82976).

           (d) Form of Amendment to Custodian Contract incorporated by reference
           to  Exhibit  8(d)   to  Post-Effective  Amendment   No.  19  to   the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      9.   Transfer Agency  Agreement  between  the  Registrant  and  Prudential
           Mutual  Fund Services, Inc., incorporated by reference to Exhibit No.
           9 to Post-Effective Amendment No. 6 to Registration Statement on Form
           N-1A (File No. 2-82976).
      10.  (a) Opinion and Consent  incorporated by reference  to Exhibit 10  to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (b)  Opinion  and Consent  of Counsel,  incorporated by  reference to
           Exhibit 10(b) to Post-Effective Amendment No. 18 to the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
      11.  Consent of Independent Accountants.*
      12.  Not Applicable.
      13.  Purchase  Agreement, incorporated by  reference to Exhibit  No. 13 to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).
      14.  Not Applicable.
      15.  (a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
           (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
           (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      16.  (a) Schedule of computation of performance (Class A), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to  the
           Registration Statement on Form N-1A (File No. 2-82976).
           (b) Schedule of computation of performance (Class B), incorporated by reference  to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).
           (c) Schedule of computation of performance (Class C), incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 18 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      17.  (a) Financial  Data Schedule  for Class  A shares,  filed as  Exhibit
           17(a)   to  Post-Effective  Amendment  No.  19  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (b) Financial  Data Schedule  for Class  B shares,  filed as  Exhibit
           17(b)   to  Post-Effective  Amendment  No.  19  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (c) Financial  Data Schedule  for Class  C shares,  filed as  Exhibit
           17(c)   to  Post-Effective  Amendment  No.  19  to  the  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
      18.  Rule 18f-3 Plan.*


------------------------
*Filed herewith.